Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill by Segment

The following is a rollforward of the Company's goodwill by segment:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Total
Balance at June 30, 2022	$116,304	$29,666	$8,981	$154,951
Goodwill Impairment	$(116,304)	$-	$(8,981)	$(125,285)
Balance at March 31, 2023	$-	$29,666	$-	$29,666

The following is a rollforward of the Company’s goodwill by segment:

(in thousands)	Wholesale	Direct-to-Consumer	Business-to-Business	Total
Balance at June 30, 2020	$85,940	$1,183	$-	$87,123
Kunde	2,868	10,167	745	13,780
Sommelier	-	8,992	-	8,992
Balance at June 30, 2021	88,808	20,342	745	109,895
Vinesse	-	9,477	-	9,477
ACE Cider	27,539	-	-	27,539
Meier's	-	-	8,247	8,247
Measurement period adjustments	(43)	(153)	(11)	(207)
Balance at June 30, 2022	$116,304	$29,666	$8,981	$154,951

The following is a rollforward of the Company’s goodwill by segment:

(in thousands)	Wholesale	Direct to Consumer	Business to Business	Other/Non- allocated	Total
Balance, June 30, 2019	$85,930	$1,183	$-	$-	$87,113
Owen Roe	10	-	-	-	10
Balance, June 30, 2020	85,940	1,183	-	-	87,123
Kunde	2,868	10,167	745		13,780
Sommelier		8,992			8,992
Balance, June 30, 2021	$88,808	$20,342	$745	$-	$109,895

Schedule of Components of Finite-Lived Intangible Assets, Accumulated Amortization, and Indefinite-Lived Assets

The following tables summarize other intangible assets by class:

	March 31, 2023
(in thousands)	Gross Intangible	Accumulated Amortization	Impairment Losses	Net Intangible	Weighted Average Remaining Amortization Period (in years)
Indefinite-life intangibles
Trade names and trademarks	$30,203	$-	$(13,823)	$16,380	N/A
Winery use permits	6,750	-	-	6,750	N/A
Total Indefinite-life intangibles	36,953	-	(13,823)	23,130

Definite-life intangibles
Customer and Sommelier relationships	30,700	(9,727)	-	20,973	3.8
Trade names and trademarks	1,900	(565)	-	1,335	3.2
Total definite-life intangibles	32,600	(10,292)	-	22,308
Total other intangible assets	$69,553	$(10,292)	$(13,823)	$45,438

	June 30, 2022
(in thousands)	Gross Intangible	Accumulated Amortization	Net Intangible	Weighted Average Remaining Amortization Period (in years)
Indefinite-life intangibles
Trade names and trademarks	$30,203	$-	$30,203	N/A
Winery use permits	6,750	-	6,750	N/A
Total Indefinite-life intangibles	36,953	-	36,953

Definite-life intangibles
Customer and Sommelier relationships	30,700	(4,922)	25,778	4.4
Trade names and trademarks	1,900	(254)	1,646	3.5
Total definite-life intangibles	32,600	(5,176)	27,424
Total other intangible assets	$69,553	$(5,176)	$64,377

The components of finite-lived intangible assets, accumulated amortization, and indefinite-lived assets are as follows:

	June 30, 2022
(in thousands)	Gross Intangible	Accumulated Amortization	Net Intangible	Weighted Average Remaining Amortization Period (in years)
Indefinite-life intangibles
Trade names and trademarks	$30,203	$-	$30,203	N/A
Winery use permits	6,750	-	6,750	N/A
Total Indefinite-life intangibles	36,953	-	36,953

Definite-life intangibles
Customer and Sommelier relationships	30,700	(4,922)	25,778	4.4
Trade names and trademarks	1,900	(254)	1,646	3.5
Total definite-life intangibles	32,600	(5,176)	27,424
Total other intangible assets	$69,553	$(5,176)	$64,377

	June 30, 2021
(in thousands)	Gross Intangible	Accumulated Amortization	Net Intangible	Weighted Average Remaining Amortization Period (in years)
Indefinite-life intangibles
Trade names and trademarks	$23,229	$-	$23,229	N/A
Winery use permits	6,750	-	6,750	N/A
Total Indefinite-life intangibles	29,979	-	29,979

Definite-life intangibles
Customer and Sommelier relationships	6,300	(200)	6,100	4.7
Total definite-life intangibles	6,300	(200)	6,100
Total other intangible assets	$36,279	$(200)	$36,079

The components of finite-lived intangible assets, accumulated amortization, and indefinite-lived assets are as follows:

	As of June 30, 2021
(in thousands)	Finite Lives					Indefinite Lives
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated useful life (in years)	Weighted Average Remaining Amortization Period (in years)	Amount	Total
Trademarks	$-	$-	$-	-	n/a	$23,229	$23,229
Winery use permits	-	-	-	-	n/a	6,750	6,750
Customer and Sommelier relationships	6,300	(200)	6,100	5	4.7	-	6,100
Total	$6,300	$(200)	$6,100			$29,979	$36,079

	As of June 30, 2020
(in thousands)	Finite Lives					Indefinite Lives
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated useful life (in years)	Weighted Average Remaining Amortization Period (in years)	Amount	Total
Trademarks	$-	$-	$-	-	n/a	$20,210	$20,210
Winery use permits	-	-	-	-	n/a	5,500	5,500
Customer relationships	500	(100)	400	5	4	-	400
Total	$500	$(100)	$400			$25,710	$26,110

Schedule Of Estimate The Fair Values Of Our Reporting Units And Trademark

The range of discount rates, long-term growth rates, EBITDA multiples and royalty rates we used to estimate the fair values of our reporting units (in relation to our goodwill impairment testing) and trademarks as of the December 31, 2022 impairment testing date for each reporting unit or trademark, were as follows:

	Discount Rate		Long-Term Growth Rate		EBITDA Multiple		Royalty Rate
	Min	Max	Min	Max	Min	Max	Min	Max
Reporting units	13.5%	14.0%	-25.0%	5.0%	14.5x	16x
Trademarks	15.0%	15.0%	3.0%	5.0%			1.5%	2.0%

Estimated Future Amortization Expense for Finite-Lived Intangible Assets

As of March 31, 2023, estimated future amortization expense for definite-lived assets is as follows:

(in thousands)
2023 remaining	$1,705
2024	6,811
2025	5,291
2026	4,527
Thereafter	3,974
Total estimated amortization expense	$22,308

As of June 30, 2022, the estimated future amortization expense for finite-lived intangible assets is as follows:

(in thousands)
2023	$6,822
2024	6,811
2025	5,291
2026	4,527
Thereafter	3,973
Total estimated amortization expense	$27,424

As of June 30, 2021, the estimated future amortization expense for finite-lived intangible assets is as follows:

(in thousands)
2022	$1,260
2023	1,260
2024	1,260
2025	1,160
2026	1,160
Total estimated amortization expense	$6,100